18. SEGMENT REPORTING (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014
Segment revenues	$ 76,543	$ 253,197	$ 147,726	$ 411,638
Cost of sales	55,096	228,538	106,940	367,236
Gross profit	21,447	24,659	40,786	44,402
Interest expense	5,776	5,916	10,904	10,445
Commercial Vehicles
Segment revenues	66,301	252,247	131,625	410,236
Cost of sales	54,540	227,925	105,814	365,991
Gross profit	11,761	24,322	25,811	44,245
Interest expense	2,745	5,916	5,734	10,445
Internet-based business
Segment revenues	7,884	0	11,610	0
Cost of sales	0	0	0	0
Gross profit	7,884	0	11,610	0
Interest expense	3,031	0	5,170	0
Office Leasing Segment
Segment revenues	2,358	950	4,491	1,402
Cost of sales	556	613	1,126	1,245
Gross profit	1,802	337	3,365	157
Interest expense	$ 0	$ 0	$ 0	$ 0